Janus Henderson Global Equity Income Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 97.9%
Air Freight & Logistics – 1.0%
Deutsche Post AG	1,391,046	$64,240,688
Automobiles – 1.0%
Kia Motors Corp	867,010	62,264,336
Banks – 13.9%
BNP Paribas SA	1,334,806	119,985,388
China Merchants Bank Co Ltd	4,848,000	33,875,537
Credit Agricole SA	1,552,449	29,374,462
DBS Group Holdings Ltd	2,744,500	96,959,955
Erste Group Bank AG	450,427	38,356,111
HSBC Holdings PLC	12,352,455	149,487,337
Industrial & Commercial Bank of China Ltd	41,447,000	32,842,063
ING Groep NV	5,907,799	129,603,628
Intesa Sanpaolo SpA	20,543,877	118,357,644
Lloyds Banking Group PLC	62,775,615	66,079,595
Oversea-Chinese Banking Corp Ltd	4,815,800	61,788,623
		876,710,343
Beverages – 1.6%
Carlsberg A/S	348,852	49,434,655
Coca-Cola European Partners PLC	546,977	50,715,708
		100,150,363
Building Products – 2.0%
Cie de Saint-Gobain	1,065,915	125,091,598
Chemicals – 0.2%
Eastman Chemical Co	189,163	14,122,910
Diversified Financial Services – 1.6%
M&G PLC	27,764,763	97,928,280
Diversified Telecommunication Services – 5.5%
BT Group PLC	5,042,914	13,409,244
Deutsche Telekom AG	2,001,244	72,998,359
Infrastrutture Wireless Italiane SpAž	4,999,707	61,124,280
Koninklijke KPN NV	6,164,576	30,030,018
Telenor ASA	3,768,115	58,607,393
Telia Co AB	3,959,797	14,223,782
TELUS Corp	5,942,854	95,454,037
		345,847,113
Electric Utilities – 2.1%
Enel SpA	6,862,223	65,111,265
Iberdrola SA	3,440,538	66,011,453
		131,122,718
Electrical Equipment – 2.1%
ABB Ltd	488,179	29,120,853
Schneider Electric SE	375,726	99,923,361
		129,044,214
Electronic Equipment, Instruments & Components – 1.0%
Hon Hai Precision Industry Co Ltd	11,981,000	66,043,791
Equity Real Estate Investment Trusts (REITs) – 1.0%
British Land Co PLC	11,706,389	60,471,898
Food & Staples Retailing – 1.8%
Tesco PLC	21,040,764	115,880,856
Food Products – 3.2%
Danone SA	1,677,181	137,012,714
Nestle SA (REG)	619,262	61,551,410
		198,564,124
Household Durables – 0.8%
Taylor Wimpey PLC	29,115,946	47,451,020
Independent Power and Renewable Electricity Producers – 1.5%
RWE AG	2,284,413	95,327,373
Industrial Conglomerates – 0.5%
Swire Pacific Ltd	3,396,000	29,094,233
Industrial Real Estate Investment Trusts (REITs) – 0.3%
Warehouses De Pauw SCA	735,199	17,924,502
Insurance – 12.5%
AIA Group Ltd	16,675,800	149,556,839
ASR Nederland NV	1,403,620	93,206,558
AXA SA	3,627,729	178,045,166

	Shares	Value
Common Stocks – (continued)
Insurance – (continued)
Dai-ichi Life Holdings Inc	9,108,700	$69,332,142
Legal & General Group PLC	18,201,506	63,598,482
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen	129,483	83,969,353
Phoenix Group Holdings PLC	9,186,403	83,019,919
SCOR SE	1,960,177	64,689,720
		785,418,179
Machinery – 2.8%
Daimler Truck Holding AG	2,759,545	130,560,307
Volvo AB	1,669,824	46,861,720
		177,422,027
Media – 2.1%
Publicis Groupe SA	1,175,841	132,507,852
Metals & Mining – 2.6%
Anglo American PLC	2,769,235	81,710,770
Freeport-McMoRan Inc	1,528,582	66,264,030
Valterra Platinum Ltd*	321,748	14,130,153
		162,104,953
Multi-Utilities – 2.3%
E.ON SE	323,595	5,955,164
Engie SA	2,875,278	67,476,107
National Grid PLC	5,088,421	74,128,304
		147,559,575
Oil, Gas & Consumable Fuels – 8.3%
BP PLC	15,548,917	78,038,001
Eni SpA	10,040,557	162,722,680
EOG Resources Inc	525,977	62,912,109
Equinor ASA	1,128,970	28,585,916
TotalEnergies SE	1,551,521	95,206,638
Var Energi ASA	9,451,082	30,403,237
Williams Cos Inc	1,055,731	66,310,464
		524,179,045
Paper & Forest Products – 0.2%
UPM-Kymmene Oyj	477,028	13,012,306
Personal Products – 2.7%
Unilever PLC	2,776,009	169,233,753
Pharmaceuticals – 2.2%
Roche Holding AG	128,627	41,907,977
Sanofi	1,005,584	97,367,687
		139,275,664
Professional Services – 1.5%
Bureau Veritas SA	954,263	32,526,584
SGS SA (REG)	582,235	59,097,110
		91,623,694
Real Estate Management & Development – 1.1%
China Resources Land Ltd	15,644,000	53,012,268
Swire Properties Ltd	7,756,000	19,366,039
		72,378,307
Semiconductor & Semiconductor Equipment – 6.7%
BE Semiconductor Industries NV	436,486	65,315,587
MediaTek Inc	2,978,000	127,452,323
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	584,610	132,408,319
Tokyo Electron Ltd	505,500	97,175,082
		422,351,311
Software – 1.0%
Microsoft Corp	129,971	64,648,875
Specialized Real Estate Investment Trusts (REITs) – 0.5%
Digital Realty Trust Inc	197,204	34,378,573
Specialty Retail – 1.4%
Home Depot Inc	236,689	86,779,655
Technology Hardware, Storage & Peripherals – 1.5%
Quanta Computer Inc	9,960,000	93,608,381
Tobacco – 6.0%
British American Tobacco PLC	4,630,338	220,062,588
Imperial Brands PLC	4,024,857	158,917,362
		378,979,950
Wireless Telecommunication Services – 1.4%
Tele2 AB	6,023,131	88,050,953
Total Common Stocks (cost $5,551,068,344)		6,160,793,413

	Shares	Value
Preferred Stocks – 1.7%
Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co Ltd (cost $123,509,406)	2,897,449	$106,294,913
Investment Companies – 2.0%
Money Markets – 2.0%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $127,979,170)	127,953,579	127,979,170
Total Investments (total cost $5,802,556,920) – 101.6%		6,395,067,496
Liabilities, net of Cash, Receivables and Other Assets – (1.6)%		(99,644,175)
Net Assets – 100%		$6,295,423,321

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United Kingdom	$1,360,899,364	21.3%
France	1,179,207,277	18.4
United States	523,395,786	8.2
Netherlands	487,389,544	7.6
Germany	453,051,244	7.1
Taiwan	419,512,814	6.6
Italy	407,315,869	6.4
Hong Kong	198,017,111	3.1
Switzerland	191,677,350	3.0
South Korea	168,559,249	2.6
Japan	166,507,224	2.6
Singapore	158,748,578	2.5
Sweden	149,136,455	2.3
China	119,729,868	1.9
Norway	117,596,546	1.8
Canada	95,454,037	1.5
Spain	66,011,453	1.0
Denmark	49,434,655	0.8
Austria	38,356,111	0.6
Belgium	17,924,502	0.3
South Africa	14,130,153	0.2
Finland	13,012,306	0.2
Total	$6,395,067,496	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 2.0%
Money Markets - 2.0%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$215,145,892	$2,746,388,018	$(2,833,554,741)	$(7,672)	$7,672	$127,979,170	127,953,579	$4,737,339

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
BNP Paribas:
British Pound	7/22/25	(402,062,606)	$542,255,705	$(9,589,522)
Euro	7/22/25	(623,066,387)	713,409,953	(21,575,873)
Total				$(31,165,395)

Average Ending Monthly Value of Derivative Instruments During the Period Ended June 30, 2025
Forward foreign currency exchange contracts:
Average amounts sold - in USD	$1,201,786,834

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REG	Registered

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended June 30, 2025 is
$61,124,280, which represents 1.0% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$6,160,793,413	$-	$-
Preferred Stocks	106,294,913	-	-
Investment Companies	-	127,979,170	-
Total Assets	$6,267,088,326	$127,979,170	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$31,165,395	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70225 08-25